Income Taxes 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,539	$ 1,181	$ 1,842
Current year tax positions	957	331	153
Prior year tax positions	790	398	50
Expirations of statutes of limitations	(565)	(371)	(273)
Settlements	(66)	0	(591)
Unrecognized Income Tax Benefits at end of year	$ 2,655	$ 1,539	$ 1,181